Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

(the “Portfolio”)

Supplement dated February 10, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, Thomas Bastian is no longer a Portfolio Manager of the Portfolio. Accordingly, all references to Mr. Bastian are deleted from the Portfolio’s Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-IVE1.1 (2/20)